RELATED PARTY TRANSACTIONS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Financial assets Investments	$ 29,553,003	$ 16,822,754
Derivative financial instruments	2,800,719	1,902,955
Allowance account for credit losses of financial assets	16,616,043	10,929,395	$ 10,235,831	$ 8,223,103
Assets held for sale and inventories, net	509,145	518,749
Investments in associates and joint ventures	2,506,315	2,367,757
Other Assets	4,719,202	4,237,249
Total assets	255,568,505	236,088,113
Liabilities
Deposits by customers	180,820,793	157,205,312
Derivative financial instruments	2,381,326	1,860,812
Other Liabilities	6,364,712	6,755,645
Total liabilities	227,453,292	207,282,494
Income
Interest and other operating income	16,688,650	17,380,684	16,116,500
Net income	315,359	3,214,567	2,786,435
Expenses
Interests and other operating expenses	5,863,008	6,179,794	5,670,216
Fees	1,561,585	1,553,239	1,213,056
Others	206,070	235,525	267,507
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets Investments	742	14,369	440,294
Derivative financial instruments	0	0	0
Loans and advances to customers	1,090,762	1,163,216	1,096,221
Allowance account for credit losses of financial assets	(3,043)	(2,047)	(1,773)
Assets held for sale and inventories, net			0
Investments in associates and joint ventures	0	0	0
Other Assets	1,614	6,538	2
Total assets	1,090,075	1,182,076	1,534,744
Liabilities
Deposits by customers	2,136,549	1,761,362	1,733,472
Derivative financial instruments	513
Other Liabilities	6,859	1,379	5,818
Total liabilities	2,143,921	1,762,741	1,739,290
Income
Interest and other operating income	816,502	738,594	632,829
Dividends and net income on equity investments	78	33	14,909
Others	2,383	0	0
Net income	818,963	738,627	647,738
Expenses
Interests and other operating expenses	62,134	66,286	65,614
Fees	2,601	540	2
Others	148,850	131,938	70,272
Total expenses	213,585	198,764	135,888
Directors and senior management
Assets
Financial assets Investments	0	0	0
Derivative financial instruments	108	235	11
Loans and advances to customers	19,362	21,498	21,141
Allowance account for credit losses of financial assets	(82)	(72)	(191)
Assets held for sale and inventories, net			0
Investments in associates and joint ventures	0	0	0
Other Assets	41	182	0
Total assets	19,429	21,843	20,961
Liabilities
Deposits by customers	8,092	4,345	5,028
Derivative financial instruments	0
Other Liabilities	0	0	0
Total liabilities	8,092	4,345	5,028
Income
Interest and other operating income	975	231	558
Dividends and net income on equity investments	0	0	0
Others	160	19	0
Net income	1,135	250	558
Expenses
Interests and other operating expenses	243	160	239
Fees	1,675	1,236	1,145
Others	55	134	54
Total expenses	1,973	1,530	1,438
Associates and joint ventures
Assets
Financial assets Investments	9,786	34,378	34,373
Derivative financial instruments	2,327	6,581	73,750
Loans and advances to customers	290,334	140,767	108,773
Allowance account for credit losses of financial assets	(582)	(415)	(60)
Assets held for sale and inventories, net			19,128
Investments in associates and joint ventures	2,506,315	2,367,757	2,342,344
Other Assets	624	43,488	177,537
Total assets	2,808,804	2,592,556	2,755,845
Liabilities
Deposits by customers	178,382	156,516	190,046
Derivative financial instruments	0
Other Liabilities	26,779	33,705	35,581
Total liabilities	205,161	190,221	225,627
Income
Interest and other operating income	25,589	10,830	11,214
Dividends and net income on equity investments	136,596	316,270	222,668
Others	55,473	100,773	41,985
Net income	217,658	427,873	275,867
Expenses
Interests and other operating expenses	82,500	47,840	37,444
Fees	703	1,197	3
Others	22,830	24,359	80,312
Total expenses	$ 106,033	$ 73,396	$ 117,759